UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                        as of August 31, 2017 (Unaudited)

Deutsche CROCI® Sector Opportunities Fund

	Shares	Value ($)
Common Stocks 99.5%
France 3.3%
Sanofi (Cost $2,305,927)	26,903	2,617,042
Japan 13.5%
Astellas Pharma, Inc.	209,400	2,634,326
Central Japan Railway Co.	16,100	2,733,586
ITOCHU Corp.	167,500	2,740,310
Osaka Gas Co., Ltd.	652,247	2,554,157
(Cost $10,646,122)		10,662,379
Switzerland 12.8%
Adecco Group AG (Registered)	33,588	2,437,288
Ferguson PLC	43,217	2,572,661
Novartis AG (Registered)	30,071	2,538,281
Roche Holding AG (Genusschein)	10,003	2,545,557
(Cost $9,983,259)		10,093,787
United Kingdom 3.3%
National Grid PLC (Cost $2,897,399)	208,142	2,627,722
United States 66.6%
3M Co.	12,089	2,470,024
AbbVie, Inc.	35,242	2,653,723
American Electric Power Co., Inc.	37,318	2,747,724
Amgen, Inc.	14,301	2,542,289
DTE Energy Co.	24,208	2,719,043
Edison International	32,841	2,633,191
Entergy Corp.	33,754	2,672,304
General Electric Co.	94,947	2,330,949
Gilead Sciences, Inc.	35,238	2,949,773
Honeywell International, Inc.	18,834	2,604,177
Illinois Tool Works, Inc.	17,358	2,386,899
Johnson & Johnson	18,962	2,510,000
Merck & Co., Inc.	40,942	2,614,556
NextEra Energy, Inc.	18,076	2,720,619
Pfizer, Inc.	76,289	2,587,723
PG&E Corp.	38,204	2,688,797
PPL Corp.	67,231	2,638,144
Public Service Enterprise Group, Inc.	58,014	2,717,376
Raytheon Co.	15,174	2,761,820
United Technologies Corp.	20,826	2,493,289
(Cost $46,135,758)		52,442,420
Total Common Stocks (Cost $71,968,465)		78,443,350
Cash Equivalents 0.3%
Deutsche Central Cash Management Government Fund, 1.06% (a) (Cost $204,112)	204,112	204,112
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $72,172,577)	99.8	78,647,462
Other Assets and Liabilities, Net	0.2	150,838
Net Assets	100.0	78,798,300

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

At August 31, 2017 the Deutsche CROCI Sector Opportunities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Utilities	26,719,077	34%
Health Care	26,193,270	33%
Industrials	25,531,003	33%
Total	78,443,350	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$2,617,042	$—	$2,617,042
Japan	—	10,662,379	—	10,662,379
Switzerland	—	10,093,787	—	10,093,787
United Kingdom	—	2,627,722	—	2,627,722
United States	52,442,420	—	—	52,442,420
Short-Term Investments	204,112	—	—	204,112
Total	$52,646,532	$26,000,930	$—	$78,647,462

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended August 31, 2017, the amount of the transfers between Level 1 and Level 2 was $26,784,312.

Transfers between price levels are recognized at the beginning of the reporting year.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® Sector Opportunities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2017